General information, organization and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2019
General Information Organization And Basis Of Preparation [Abstract]
Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs

As at December 31, 2019, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016*	100%	Investment holding and music content distribution
Tencent Music Entertainment (Beijing) Co., Ltd. (“TME Beijing”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016*	100%	Technical support and consulting services
Yeelion Online Network Technology (Beijing) Co., Ltd. (‘‘Yeelion Online”)	PRC	July 2016*	100%	Technical support and consulting services
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (''TME Tech Shenzhen")	PRC	February 2017	100%	Online music and entertainment related services
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016*	100%	Online music and entertainment related services
Beijing Kuwo Technology Co., Ltd.(“Beijing Kuwo”)	PRC	July 2016*	100%	Online music and entertainment related services
Xizang Qiming Music Co., Ltd.(“Xizang Qiming”)	PRC	February 2018	100%	Music content investments
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016*	100%	Online music and entertainment related services

* Representing the entities acquired by the Group on July 12, 2016.

Summary of Condensed Separate Financial Statements

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs as at December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 on a combined basis.

	As at December 31,
	2018	2019
	RMB’million	RMB’million
Total current assets	7,199	9,303
Total non-current assets	5,902	5,824
Total assets	13,101	15,127
Total current liabilities	(5,664)	(6,446)
Total non-current liabilities	(562)	(425)
Total liabilities	(6,226)	(6,871)

	Year ended December 31,
	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Total revenues	10,948	18,966	25,379
Net profit	340	1,333	1,323
Net cash inflow/(outflow) from operating activities	1,763	(334)	(101)
Net cash inflow/(outflow) from investing activities	131	(1,244)	(185)
Net cash outflow from financing activities	-	-	(115)
Net increase/(decrease) in cash and cash equivalents	1,894	(1,578)	(401)
Cash and cash equivalents, beginning of the year	1,412	3,306	1,728
Cash and cash equivalents, end of the year	3,306	1,728	1,327